(2) Significant Accounting Policies: Cash Equivalents (Details) (Scenario, Previously Reported, USD $)	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Deposits, Savings Deposits	$ 350,716	$ 371,130